Condensed Consolidated Statements of Cumulative Redeemable Preferred Shares, Shareholders' Equity and Accumulated Other Comprehensive Loss - USD ($)	Total	Ordinary Shares	Treasury Shares	Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Porto Holdco B.V.	Porto Holdco B.V. Ordinary Shares	Porto Holdco B.V. Paid-In Capital	Porto Holdco B.V. Accumulated Deficit
Beginning balance (in shares) (Previously Reported) at Dec. 31, 2015		60,249,330	5,373,884
Beginning balance (in shares) (Retroactive application of recapitalization)		(9,767,508)	(5,373,884)
Beginning balance (in shares) at Dec. 31, 2015		50,481,822	0
Beginning balance (Previously Reported) at Dec. 31, 2015	$ 193,715,000	$ 656,000	$ (23,108,000)	$ 420,872,000	$ (4,067,000)	$ (200,638,000)
Beginning balance (Retroactive application of recapitalization)	0	4,730,000	23,108,000	(27,838,000)
Beginning balance at Dec. 31, 2015	193,715,000	$ 5,386,000	$ 0	393,034,000	(4,067,000)	(200,638,000)
Shareholders' Equity
Net income for the period	36,537,000					36,537,000
Benefit obligation gain (loss), net of tax	58,000				58,000
Dividends of cumulative redeemable preferred shares	(10,684,000)			(10,684,000)
Ending balance (in shares) at Mar. 31, 2016		50,481,822	0
Ending balance at Mar. 31, 2016	$ 219,626,000	$ 5,386,000	$ 0	382,350,000	(4,009,000)	(164,101,000)
Beginning balance (in shares) (Previously Reported) at Dec. 31, 2015	32,738,094
Beginning balance (in shares) at Dec. 31, 2015	32,738,094
Beginning balance (Previously Reported) at Dec. 31, 2015	$ 352,275,000
Beginning balance at Dec. 31, 2015	352,275,000
Cumulative Redeemable Preferred Shares
Dividends of cumulative redeemable preferred shares	10,684,000
Settlement of accrued dividends of cumulative redeemable preferred shares	$ 0
Ending balance (in shares) at Mar. 31, 2016	32,738,094
Ending balance at Mar. 31, 2016	$ 362,959,000
Beginning balance (in shares) at Dec. 09, 2016								0
Beginning balance at Dec. 09, 2016							$ 0	$ 0	$ 0	$ 0
Shareholders' Equity
Sales of ordinary shares (shares)							100	100
Sales of ordinary shares							$ 11	$ 11	0	0
Due from Shareholder							(11)	(11)	0	0
Net income for the period							(670,022)	$ 0	0	(670,022)
Ending balance (in shares) (Previously Reported) at Dec. 31, 2016		60,249,330	5,373,884
Ending balance (in shares) (Retroactive application of recapitalization)		(9,767,508)	(5,373,884)
Ending balance (in shares) at Dec. 31, 2016		50,481,822	0					100
Ending balance (Previously Reported) at Dec. 31, 2016	170,603,000	$ 656,000	$ (23,108,000)	377,196,000	(3,719,000)	(180,422,000)
Ending balance (Retroactive application of recapitalization)	0	4,730,000	23,108,000	(27,838,000)
Ending balance at Dec. 31, 2016	$ 170,603,000	$ 5,386,000	0	349,358,000	(3,719,000)	(180,422,000)	$ (670,022)	$ 0	$ 0	$ (670,022)
Ending balance (in shares) (Previously Reported) at Dec. 31, 2016	28,510,994
Ending balance (in shares) at Dec. 31, 2016	28,510,994
Ending balance (Previously Reported) at Dec. 31, 2016	$ 345,951,000
Ending balance at Dec. 31, 2016	345,951,000
Shareholders' Equity
Net income for the period	27,639,000					27,639,000
Benefit obligation gain (loss), net of tax	(71,000)				(71,000)
Recapitalization transaction (in shares)		52,982,364
Recapitalization transaction	433,531,000	$ 5,653,000		427,878,000
Dividends of cumulative redeemable preferred shares	(7,922,000)			(7,922,000)
Ending balance (in shares) at Mar. 31, 2017		103,464,186
Ending balance at Mar. 31, 2017	623,780,000	$ 11,039,000	$ 0	$ 769,314,000	$ (3,790,000)	$ (152,783,000)
Cumulative Redeemable Preferred Shares
Dividends of cumulative redeemable preferred shares	$ 7,922,000
Purchase of cumulative redeemable preferred shares (in shares)	(28,510,994)
Purchase of cumulative redeemable preferred shares	$ (239,492,000)
Settlement of accrued dividends of cumulative redeemable preferred shares	$ (114,381,000)
Ending balance (in shares) at Mar. 31, 2017	0
Ending balance at Mar. 31, 2017	$ 0